Segmented Reporting (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 1,925,592,000	$ 2,008,997,000
Revenues less operating and selling, general and administration expenses	473,522,000	508,799,000
Amortization	258,403,000	285,605,000
Restructuring expenses	3,682,000	0
Goodwill impairment	0	0
Net (gain) loss on sale of capital assets	(11,279,000)	(17,905,000)
OPERATING INCOME (LOSS)	222,716,000	241,099,000
Goodwill	886,911,000	937,294,000	$ 905,347,000
Capital assets	929,111,000	928,550,000
Landfill assets	932,595,000	936,095,000
Total assets	$ 3,244,909,000	3,376,436,000
Number of Reportable Segments	3
North
Segment Reporting Information [Line Items]
Revenues	$ 664,838,000	745,800,000
Revenues less operating and selling, general and administration expenses	234,670,000	261,247,000
Amortization	77,574,000	103,735,000
Goodwill impairment	0	0
Goodwill	303,917,000	362,599,000	383,473,000
Capital assets	316,268,000	356,329,000
Landfill assets	118,441,000	156,536,000
Total assets	927,083,000	1,106,337,000
West [Member]
Segment Reporting Information [Line Items]
Revenues	662,069,000	602,379,000
Revenues less operating and selling, general and administration expenses	157,949,000	163,373,000
Amortization	89,181,000	76,793,000
Goodwill impairment	0	0
Goodwill	333,875,000	341,123,000	309,770,000
Capital assets	341,742,000	325,463,000
Landfill assets	285,390,000	278,760,000
Total assets	1,078,822,000	892,892,000
East [Member]
Segment Reporting Information [Line Items]
Revenues	598,685,000	660,818,000
Revenues less operating and selling, general and administration expenses	130,913,000	148,192,000
Amortization	90,245,000	103,155,000
Goodwill impairment	0	0
Goodwill	249,119,000	233,572,000	$ 212,104,000
Capital assets	265,925,000	241,631,000
Landfill assets	528,764,000	500,799,000
Total assets	1,209,636,000	1,339,593,000
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Revenues less operating and selling, general and administration expenses	(50,010,000)	(64,013,000)
Amortization	1,403,000	1,922,000
Goodwill	0	0
Capital assets	5,176,000	5,127,000
Landfill assets	0	0
Total assets	$ 29,368,000	$ 37,614,000